11. TRADE AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2018
Trade and Other Receivables
Schedule of components of trade and other receivables
As at December 31,	2018	2017
Trade receivables	$44,358	$61,177
Trade receivables due from related parties (Note 33)	28	82
Less: Allowance for doubtful accounts	(5,136)	(2,662)
Net trade receivables	39,250	58,597
Other receivables	6,381	6,389
Trade and other receivables	$45,631	$64,986

Schedule of movement in allowance for doubtful accounts

The movement in the allowance for doubtful accounts was as follows:

Years ended December 31,	2018	2017
Allowance for doubtful accounts, beginning of year	$2,662	$3,514
Provisions (reversals) for impaired receivables	73	(110)
Cumulative effect adjustment(1)	2,754	—
Receivables written off	(47)	(586)
Impact of foreign exchange	(306)	(156)
Allowance for doubtful accounts, end of year	$5,136	$2,662

(1) On January 1, 2018, a reclassification of $2.8 million was made from trade receivables to allowance for doubtful accounts as a result of the implementation of IFRS 15. There was no impact on accumulated earnings as a result of this adjustment.